Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Entity Central Index Key	0000027574
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000006333 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund
Class Name	Class A
Trading Symbol	DDVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	0.97%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,760,258,375
Holdings Count | Holding	34	[2]
Advisory Fees Paid, Amount	$ 5,518,757
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%

C000006335 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund
Class Name	Class C
Trading Symbol	DDVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88	1.72%
^	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%	[3]
Net Assets	$ 1,760,258,375
Holdings Count | Holding	34	[4]
Advisory Fees Paid, Amount	$ 5,518,757
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%

C000031061 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund
Class Name	Class R
Trading Symbol	DDVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$63	1.22%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[5]
Net Assets	$ 1,760,258,375
Holdings Count | Holding	34	[6]
Advisory Fees Paid, Amount	$ 5,518,757
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%

C000006336 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund
Class Name	Institutional Class
Trading Symbol	DDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$37	0.72%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[7]
Net Assets	$ 1,760,258,375
Holdings Count | Holding	34	[8]
Advisory Fees Paid, Amount	$ 5,518,757
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%

C000171459 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund
Class Name	Class R6
Trading Symbol	DDZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.66%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[9]
Net Assets	$ 1,760,258,375
Holdings Count | Holding	34	[10]
Advisory Fees Paid, Amount	$ 5,518,757
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.